Filed pursuant to 497(e)

File Nos. 033-44909 and 811-06520

MANAGERS TRUST I

Managers AMG FQ Global Alternatives Fund

Managers AMG FQ Global Essentials Fund

Supplement dated January 22, 2013 to the

Prospectus dated March 1, 2012, as supplemented and restated December 1, 2012

The following information supplements and supersedes any information to the contrary relating to Managers AMG FQ Global Alternatives Fund and Managers AMG FQ Global Essentials Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Managers Trust I (the “Trust”), contained in the Funds’ Prospectus dated March 1, 2012, as supplemented and restated December 1, 2012 (the “Prospectus”).

Effective immediately, Ken Ferguson, PhD no longer serves as portfolio manager of the Funds with day-to-day portfolio management responsibility of the Funds’ portfolios, and with respect to Managers AMG FQ Global Alternatives Fund, has been replaced by Edgar Peters. Mr. Peters is a co-head of First Quadrant, L.P.’s (“First Quadrant”) global macro research and portfolio management function and has been with First Quadrant since 2008. Mr. Peters and Dori Levanoni serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Funds’ investments. Accordingly, all references in the Prospectus to Mr. Ferguson are hereby deleted and all references to the portfolio managers of a Fund shall refer to Messrs. Peters and Levanoni.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST238

Filed pursuant to 497(e)

File Nos. 033-44909 and 811-06520

MANAGERS TRUST I

Managers AMG FQ Global Alternatives Fund

Managers AMG FQ Global Essentials Fund

Supplement dated January 22, 2013 to the

Statement of Additional Information dated March 1, 2012, as supplemented and restated December 1, 2012

The following information supplements and supersedes any information to the contrary relating to Managers AMG FQ Global Alternatives Fund and Managers AMG FQ Global Essentials Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Managers Trust I (the “Trust”), contained in the Funds’ Statement of Additional Information dated March 1, 2012, as supplemented and restated December 1, 2012 (the “SAI”).

Effective immediately, Ken Ferguson, PhD no longer serves as portfolio manager of the Funds with day-to-day portfolio management responsibility of the Funds’ portfolios, and with respect to Managers AMG FQ Global Alternatives Fund has been replaced by Edgar Peters. Mr. Peters is a co-head of First Quadrant, L.P.’s (“First Quadrant”) global macro research and portfolio management function and has been with First Quadrant since 2008. Mr. Peters and Dori Levanoni serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Funds. Accordingly, all references in the Prospectus to Mr. Ferguson are hereby deleted and all references to the portfolio managers of the Funds shall refer to Messrs. Peters and Levanoni.

In addition, under the headings “Portfolio Managers of the Funds – Other Accounts Managed by the Portfolio Managers – Managers AMG FQ Global Alternatives Fund,” and “Portfolio Managers of the Funds – Other Accounts Managed by the Portfolio Managers – Managers FQ Global Essentials Fund,” the tables pertaining to Mr. Ferguson on pages 49-50 of the SAI are hereby deleted. The table under the heading “Portfolio Managers of the Funds – Other Accounts Managed by the Portfolio Managers – Managers AMG FQ Global Alternatives Fund,” on page 50 is hereby replaced with the following:

Portfolio Manager: Edgar Peters (as of 12/31/12)

Type of Account	Number Of Accounts Managed*	Total Assets Managed ($ Millions)[1]	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	5	$574.32	None	$0
Other Pooled Investment Vehicles	3	$1,422.35	1	$321.47
Other Accounts	None	$0	None	$0

*	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.
[1]

Includes market values for fully funded portfolios and the notional values for margin funded portfolios, all actively managed by First Quadrant and non-discretionary portfolios managed by joint venture partners using First Quadrant, L.P, investment signals. First Quadrant is defined in this context as the combination of all discretionary portfolios of First Quadrant, L.P. and its joint ventures partners, but only wherein FQ has full investment discretion over the portfolios.

In addition, under “Portfolio Managers of the Funds – Portfolio Managers’ Ownership of Fund Shares – Managers AMG FQ Global Alternatives Fund,” the information regarding Mr. Ferguson on page 51 of the SAI is hereby deleted.

Finally, under Portfolio “Managers of the Funds – Portfolio Managers’ Ownership of Fund Shares – Managers AMG FQ Global Essentials,” the information regarding Mr. Ferguson on page 51 of the SAI is hereby deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST237